Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000003823 | Thrivent International Allocation Portfolio_4053915
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003823 | Thrivent Mid Cap Stock Portfolio_4053911
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003823 | Thrivent Large Cap Value Portfolio_4053914
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003823 | Thrivent Global Stock Portfolio_4053912
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003823 | Thrivent Small Cap Stock Portfolio_4053913
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003823 | Thrivent Core Mid Cap Value Fund_4053908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003823 | Thrivent Core International Equity Fund_4053906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003823 | Thrivent Core Emerging Markets Equity Fund_4053905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003823 | Microsoft Corporation_4053677
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003823 | NVIDIA Corporation_4053723
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003823 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000003823 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003823 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003823 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003823 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003823 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003823 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003823 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003823 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003823 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003823 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000003823 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003823 | International
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003823 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003823 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003823 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003823 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003823 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003830 | Microsoft Corporation_4030205
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003830 | Apple, Inc._4030135
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003830 | Amazon.com, Inc._4030129
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003830 | NVIDIA Corporation_4030216
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003830 | Meta Platforms, Inc._4030169
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003830 | Alphabet, Inc., Class C_4030128
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003830 | Applied Materials, Inc._4030136
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003830 | Adobe, Inc._4030118
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003830 | J.P. Morgan Chase & Company_4030189
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003830 | Mastercard, Inc._4030200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000003830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003830 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003830 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003830 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003830 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000003830 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003839 | Thrivent Core International Equity Fund_4040137
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003839 | Thrivent Core Emerging Markets Debt Fund_4040136
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003839 | Microsoft Corporation_4039612
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003839 | Federal National Mortgage Association Conventional 15-Yr. Pass Through_4038557
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003839 | NVIDIA Corporation_4039741
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003839 | Apple, Inc._4038624
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003839 | U.S. Treasury Bonds_4040202
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | Alphabet, Inc., Class C_4038568
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | Amazon.com, Inc._4038573
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003839 | U.S. Treasury Bonds_4040203
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003839 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003839 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003839 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003839 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003839 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003839 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003839 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003839 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003839 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003839 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003839 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000003839 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003839 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000003839 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003841 | Thrivent Core Emerging Markets Debt Fund_4043293
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4042382
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003841 | U.S. Treasury Notes_4043361
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003841 | U.S. Treasury Bonds_4043356
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003841 | Thrivent Core International Equity Fund_4043294
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003841 | U.S. Treasury Notes_4043359
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003841 | Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through_4042308
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4042362
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4042389
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003841 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4042374
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003841 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003841 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003841 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003841 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003841 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000003841 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003841 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003841 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003841 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003841 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003841 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003841 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003841 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000003841 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062731 | 4064244
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062731 | 4064381
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062731 | 4064238
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062731 | 4064133
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4064370
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4064188
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4064270
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062731 | 4064408
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062731 | 4064250
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | 4064196
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062731 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000062731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000062731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000062731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000062731 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000062731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062731 | India
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000062731 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000062731 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000062731 | China
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000062731 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000062731 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062731 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062731 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000062731 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062731 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062731 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000062731 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218692 | Microsoft Corporation_4067862
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000218692 | NVIDIA Corporation_4067883
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218692 | iShares MSCI KLD 400 Social ETF_4067818
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000218692 | Alphabet, Inc., Class A_4067644
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218692 | Alphabet, Inc., Class C_4067643
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218692 | Tesla, Inc._4067954
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218692 | Visa, Inc._4067983
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218692 | Procter & Gamble Company_4067907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218692 | Mastercard, Inc._4067854
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218692 | Home Depot, Inc._4067793
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000218692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000218692 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218692 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000218692 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218692 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218692 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000218692 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003836 | Thrivent Core Emerging Markets Equity Fund_4041387
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003836 | Microsoft Corporation_4041035
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003836 | NVIDIA Corporation_4041165
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003836 | Thrivent Core Small Cap Value Fund_4041388
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003836 | Alphabet, Inc., Class C_4040524
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003836 | Apple, Inc._4040544
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003836 | Amazon.com, Inc._4040527
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003836 | Meta Platforms, Inc._4040788
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003836 | QUALCOMM, Inc._4041273
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003836 | ASML Holding NV_4041527
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003836 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003836 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003836 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003836 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000003836 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000003836 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003836 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003843 | 4040488
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000003843 | 4040489
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003843 | 4040490
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003843 | 4040401
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003843 | 4040404
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003843 | 4040487
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003843 | 4040486
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003843 | 4040402
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003843 | 4040459
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003843 | 4040460
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003843 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003843 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003843 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003843 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003843 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000003843 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000003843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000003843 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003843 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003843 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000062736 | Eli Lilly & Company_4064076
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000062736 | UnitedHealth Group, Inc._4064092
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000062736 | Johnson & Johnson_4064074
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062736 | Merck & Company, Inc._4064079
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062736 | AbbVie, Inc._4064042
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062736 | Danaher Corporation_4064060
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062736 | Abbott Laboratories_4064041
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062736 | Amgen, Inc._4064046
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062736 | Intuitive Surgical, Inc._4064072
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062736 | Thermo Fisher Scientific, Inc._4064090
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062736 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062736 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000062736 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000062736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000062736 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000062736 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000062736 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062736 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062736 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062736 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062736 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000062736 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003840 | 4027531
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003840 | 4027687
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003840 | 4027371
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4027490
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4027432
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4027626
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003840 | 4027450
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4027471
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4027748
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | 4027352
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003840 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003840 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003840 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003840 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003840 | CAA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003840 | B
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000003840 | BA
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000003840 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003840 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003840 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003840 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003840 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000003840 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003840 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003840 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003840 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003840 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003840 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003840 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003840 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000003840 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003842 | 4027222
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003842 | 4027227
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4026927
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4027223
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4026871
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4027224
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003842 | 4027183
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003842 | 4026836
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003842 | 4026980
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | 4026866
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003842 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003842 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003842 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003842 | BA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003842 | BAA
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000003842 | A
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000003842 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003842 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000003842 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003842 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003842 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003842 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003842 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003842 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003842 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003842 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003842 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003842 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000062728 | 4063042
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000062728 | 4062798
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062728 | 4063209
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062728 | 4063208
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062728 | 4062320
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062728 | 4062799
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062728 | 4062404
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | 4062338
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | 4063130
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062728 | 4062801
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062728 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000062728 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000062728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000062728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000062728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000062728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000062728 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000062728 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062728 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000062728 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000062728 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062728 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062728 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000062728 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000062728 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000062728 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062728 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062728 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000062728 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062728 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000062728 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218693 | 4067556
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218693 | 4067452
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218693 | 4067275
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218693 | 4066902
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218693 | 4067557
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218693 | 4067249
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4066918
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4067268
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218693 | 4066958
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218693 | 4067271
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218693 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218693 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218693 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000218693 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000218693 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000218693 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218693 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218693 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218693 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218693 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218693 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000218693 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000218693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218693 | France
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218693 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218693 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218693 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218693 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218693 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218693 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000218693 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003831 | Microsoft Corporation_4026548
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003831 | NVIDIA Corporation_4026553
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000003831 | Apple, Inc._4026524
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003831 | Alphabet, Inc., Class C_4026519
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003831 | Amazon.com, Inc._4026520
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003831 | Meta Platforms, Inc._4026534
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003831 | ServiceNow, Inc._4026558
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003831 | Eli Lilly & Company_4026547
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003831 | Advanced Micro Devices, Inc._4026518
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003831 | QUALCOMM, Inc._4026555
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003831 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000003831 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003831 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003831 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003831 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003831 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003831 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003831 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003831 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003831 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003831 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000003837 | Microsoft Corporation_4043848
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003837 | NVIDIA Corporation_4043880
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003837 | Apple, Inc._4043581
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003837 | Amazon.com, Inc._4043564
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003837 | Meta Platforms, Inc._4043722
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003837 | Alphabet, Inc., Class A_4043562
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003837 | Alphabet, Inc., Class C_4043561
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003837 | Berkshire Hathaway, Inc._4043601
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003837 | Eli Lilly & Company_4043824
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003837 | Broadcom, Inc._4043615
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000003837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003837 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003837 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003837 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003837 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000003835 | Exxon Mobil Corporation_4030294
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003835 | Wells Fargo & Company_4030334
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003835 | J.P. Morgan Chase & Company_4030306
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003835 | Elevance Health, Inc._4030261
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003835 | Samsung Electronics Company, Ltd._4030318
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | Johnson & Johnson_4030308
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | Philip Morris International, Inc._4030319
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | Bank of America Corporation_4030265
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | QUALCOMM, Inc._4030321
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003835 | Verizon Communications, Inc._4030331
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000003835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003835 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003835 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003835 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003835 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4030891
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003844 | 4030890
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003844 | 4030362
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003844 | 4030592
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003844 | 4030392
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003844 | 4030543
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4030763
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4030569
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4030765
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003844 | 4030744
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003844 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003844 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003844 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003844 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003844 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003844 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003844 | BAA
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000003844 | A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003844 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003844 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003844 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000003844 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003844 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003844 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003844 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003844 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003844 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003844 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003844 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000003844 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000183144 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000183144 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183144 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000183144 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000183144 | Colgate-Palmolive Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183144 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183144 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183144 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183144 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183144 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000183144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000183144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000183144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000183144 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000183144 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000183144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183144 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000183144 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183144 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000218694 | Howmet Aerospace, Inc._4068067
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218694 | Monolithic Power Systems, Inc._4068085
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218694 | Amphenol Corporation_4068037
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218694 | Advanced Drainage Systems, Inc._4068034
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218694 | Arista Networks, Inc._4068040
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | PTC, Inc._4068089
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Tyler Technologies, Inc._4068111
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218694 | Dexcom, Inc._4068053
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Veeva Systems, Inc._4068112
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Guidewire Software, Inc._4068064
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000218694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000218694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000218694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000218694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218694 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218694 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218694 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000218694 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003828 | Pure Storage, Inc._4044331
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Carlisle Companies, Inc._4044110
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | Williams-Sonoma, Inc._4044428
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003828 | EMCOR Group, Inc._4044166
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Lennox International, Inc._4044255
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Illumina, Inc._4044229
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Reliance, Inc._4044343
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | BioMarin Pharmaceutical, Inc._4044092
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Burlington Stores, Inc._4044104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Manhattan Associates, Inc._4044269
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003828 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003828 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003828 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000003828 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003828 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003828 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003828 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003828 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003828 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003828 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003828 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003828 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000003827 | NVR, Inc._4044488
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003827 | Steel Dynamics, Inc._4044502
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003827 | United Rentals, Inc._4044508
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003827 | Advanced Drainage Systems, Inc._4044456
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003827 | Arch Capital Group, Ltd._4044513
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003827 | Trimble, Inc._4044506
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003827 | Kinsale Capital Group, Inc._4044482
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003827 | Chesapeake Energy Corporation_4044469
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003827 | Timken Company_4044504
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003827 | SBA Communications Corporation_4044499
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003827 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000003827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003827 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003827 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000218695 | Flowserve Corporation_4066833
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218695 | Humana, Inc._4066838
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Healthcare Realty Trust, Inc._4066835
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | Carlyle Group, Inc._4066817
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218695 | MSC Industrial Direct Company, Inc._4066851
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | U.S. Bancorp_4066866
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | MKS Instruments, Inc._4066850
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218695 | Imax Corporation_4066840
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218695 | Barnes Group, Inc._4066807
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218695 | Hexcel Corporation_4066837
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000218695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000218695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000218695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000218695 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218695 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000003845 | Thrivent Large Cap Value Portfolio_4050707
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000003845 | Thrivent Global Stock Portfolio_4050704
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003845 | Thrivent Mid Cap Stock Portfolio_4050703
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003845 | Thrivent Income Portfolio_4050709
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003845 | Thrivent International Allocation Portfolio_4050710
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003845 | Thrivent Limited Maturity Bond Portfolio_4050706
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003845 | Thrivent Small Cap Stock Portfolio_4050705
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003845 | Microsoft Corporation_4050162
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003845 | Thrivent Core Emerging Markets Debt Fund_4050698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003845 | NVIDIA Corporation_4050289
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003845 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000003845 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003845 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003845 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003845 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003845 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003845 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003845 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003845 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003845 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003845 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000003845 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003845 | International
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003845 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003845 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003845 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000003845 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003845 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003845 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003845 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003834 | Thrivent Large Cap Value Portfolio_4052787
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003834 | Thrivent Global Stock Portfolio_4052784
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003834 | Thrivent International Allocation Portfolio_4052790
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003834 | Thrivent Mid Cap Stock Portfolio_4052783
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003834 | Thrivent Small Cap Stock Portfolio_4052785
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003834 | Thrivent Core Emerging Markets Equity Fund_4052776
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003834 | Microsoft Corporation_4052243
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003834 | NVIDIA Corporation_4052370
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003834 | Thrivent Income Portfolio_4052789
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003834 | Thrivent Core Mid Cap Value Fund_4052780
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003834 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000003834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003834 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003834 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003834 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003834 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000003834 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003834 | International
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003834 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003834 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003834 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003834 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003834 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003834 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003834 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003848 | Thrivent Large Cap Value Portfolio_4048614
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003848 | Thrivent Income Portfolio_4048616
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003848 | Thrivent Limited Maturity Bond Portfolio_4048613
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003848 | Thrivent Core Emerging Markets Debt Fund_4048604
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003848 | Thrivent Mid Cap Stock Portfolio_4048610
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003848 | Thrivent High Yield Portfolio_4048615
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003848 | Thrivent International Allocation Portfolio_4048617
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003848 | Thrivent Small Cap Stock Portfolio_4048612
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003848 | U.S. Treasury Notes_4048707
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003848 | U.S. Treasury Notes_4048706
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003848 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000003848 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003848 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003848 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003848 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003848 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003848 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003848 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003848 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003848 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003848 | Large Cap
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000003848 | Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003848 | International
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003848 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000003848 | Mid Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003848 | Investment Grade Debt
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000003848 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003848 | Multi-Cap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003848 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003848 | Emerging Markets Debt
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003847 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000003847 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000003847 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003847 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003847 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000183145 | 4066191
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183145 | 4065806
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000183145 | 4066220
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000183145 | 4066219
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000183145 | 4066218
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183145 | 4066222
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183145 | 4065808
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183145 | 4065807
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183145 | 4066235
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183145 | 4066221
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000183145 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000183145 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183145 | D
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183145 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183145 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183145 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183145 | B
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000183145 | BA
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000183145 | BAA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000183145 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183145 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000183145 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183145 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000183145 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000183145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000183145 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000183145 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000183145 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000183145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000183145 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000183145 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000183145 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183145 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183145 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183145 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183145 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000183145 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000183145 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003846 | 4046624
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003846 | 4046673
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003846 | 4045869
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003846 | 4045873
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003846 | 4046670
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4046676
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4045862
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4045853
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4045345
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | 4045854
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003846 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003846 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000003846 | D
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003846 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003846 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003846 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003846 | B
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003846 | BA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003846 | BAA
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000003846 | A
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003846 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003846 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003846 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003846 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003846 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003846 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000003846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003846 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003846 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003846 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003846 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003846 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003846 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003846 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003846 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003846 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000003846 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003838 | American Tower Corporation_4045224
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003838 | Prologis, Inc._4045266
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003838 | Equinix, Inc._4045239
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003838 | Welltower, Inc._4045284
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003838 | AvalonBay Communities, Inc._4045225
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003838 | Simon Property Group, Inc._4045275
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003838 | VICI Properties, Inc._4045282
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003838 | Iron Mountain, Inc._4045256
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003838 | Digital Realty Trust, Inc._4045235
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003838 | Public Storage_4045267
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003838 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003838 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000003838 | Telecom Tower REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003838 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000003838 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003838 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000003838 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003838 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003838 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003838 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003838 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000200170 | e.l.f. Beauty, Inc._4065242
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200170 | Guidewire Software, Inc._4065250
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200170 | Fabrinet_4065304
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Varonis Systems, Inc._4065300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Globus Medical, Inc._4065248
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Houlihan Lokey, Inc._4065257
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Onto Innovation, Inc._4065274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200170 | Nova, Ltd._4065310
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200170 | J & J Snack Foods Corporation_4065260
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200170 | Triumph Financial, Inc._4065299
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000200170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000200170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000200170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200170 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000200170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200170 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200170 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200170 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000200170 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003853 | Abercrombie & Fitch Company_4044523
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003853 | Fabrinet_4045114
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003853 | Ensign Group, Inc._4044700
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | SPS Commerce, Inc._4044973
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Allegheny Technologies, Inc._4044542
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Comerica, Inc._4044649
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Robert Half, Inc._4044966
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | SPX Technologies, Inc._4044974
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003853 | Mueller Industries, Inc._4044873
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Glaukos Corporation_4044738
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000003853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000003853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003853 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003853 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003853 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000003853 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003852 | TTM Technologies, Inc._4045191
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003852 | SharkNinja, Inc._4045213
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003852 | Air Lease Corporation_4045125
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003852 | Badger Infrastructure Solutions, Ltd._4045209
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | National Storage Affiliates Trust_4045171
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003852 | RLI Corporation_4045181
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Houlihan Lokey, Inc._4045153
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Guidewire Software, Inc._4045149
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003852 | Ally Financial, Inc._4045127
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003852 | Kinsale Capital Group, Inc._4045158
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000003852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003852 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003852 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003852 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%